EARNINGS PER SHARE (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net earnings (loss) attributable to the company	(35.2)
Weighted average shares used in computation of basic earnings per share (in millions)	14.4
Weighted average shares from assumed conversion of dilutive options (in millions)	0
Weighted average shares used in computation of diluted earnings per share (in millions)	14.4
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company's common shareholders (note 27) (in dollars per share)	(1.55)	1.63	(2.04)	(0.99)
Basic and diluted net loss per share from discontinued operations attributable to the company's common shareholders (in dollars per share)	(0.89)	(0.01)	(0.51)	(0.05)
Basic and diluted earnings (loss) per share attributable to the companys common shareholders (in dollars)	(2.44)
Predecessor [Member]
Net earnings (loss) attributable to the company		618.4	(974.0)	(396.9)	(4.4)	(219.8)
Weighted average shares used in computation of basic earnings per share (in millions)		381.9	381.9	381.8
Weighted average shares from assumed conversion of dilutive options (in millions)		0	0	0
Weighted average shares used in computation of diluted earnings per share (in millions)		381.9	381.9	381.8
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company's common shareholders (note 27) (in dollars per share)		1.63	(2.04)	(0.99)
Basic and diluted net loss per share from discontinued operations attributable to the company's common shareholders (in dollars per share)		(0.01)	(0.51)	(0.05)
Basic and diluted earnings (loss) per share attributable to the companys common shareholders (in dollars)		1.62	(2.55)	(1.04)